LONG TERM DEBT (Details 1) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
LONG TERM DEBT
Operating lease cost	$ 43,133	$ 43,133	$ 86,265	$ 86,265
Total net lease cost	$ 43,133	$ 43,133	$ 86,265	$ 86,265